Post-Employment and Other Non-current Employee Benefits - Balances of Liabilities for Post-Employment and Other Non-Current Employee Benefits (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)		Dec. 31, 2020 USD ($)	[2]	Dec. 31, 2020 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability		$ 855				$ 1,173	$ 344	$ 567
Total post-employment and other non-current employee benefits		3,293	[1]	$ 193		3,838
Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Vested benefit obligation	$ 996	627
Non-vested benefit obligation	1,644	1,421
Accumulated benefit obligation	2,640	2,048
Excess of projected defined benefit obligation over accumulated benefit obligation	1,671	1,864
Defined benefit obligation		3,912				4,311
Pension plan funds at fair value		(1,122)				(1,201)
Net defined benefit liability		2,790				3,110
Seniority Premiums
Disclosure of net defined benefit liability (asset) [line items]
Vested benefit obligation	307	214
Non-vested benefit obligation	224	133
Accumulated benefit obligation	531	347
Excess of projected defined benefit obligation over accumulated benefit obligation	$ 334	283
Defined benefit obligation		630				865
Pension plan funds at fair value		(127)				(137)
Net defined benefit liability		$ 503				$ 728

[1]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 3.18
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3